DEBT - Narrative (Details)						1 Months Ended			12 Months Ended
	Apr. 07, 2021 USD ($)	Mar. 29, 2021 USD ($)	Jan. 14, 2021 USD ($)	Oct. 30, 2020 USD ($) vessel agreement installment	Dec. 11, 2015 USD ($) vessel installment loan	Jul. 31, 2031 USD ($)	Jul. 31, 2022 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) arrangement	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 03, 2021 USD ($)	Mar. 26, 2021 USD ($)
Debt Instrument [Line Items]
Long-term debt gross									$ 1,251,253,000	$ 1,380,051,000
Long-term debt									1,221,368,000
Bank overdrafts									8,623,000	9,395,000
Total finance lease liability									$ 29,885,000	40,719,000
Maximum leverage ratio, period 1									4.50
Maximum leverage ratio, period 2									4.25
Maximum leverage ratio, thereafter									4.00
Amortization expense related to deferred debt discounts and issuance costs									$ 3,500,000	2,600,000	$ 0
Line of Credit
Debt Instrument [Line Items]
Current borrowing capacity									401,100,000	271,000,000.0
Line of Credit | Subsidiaries
Debt Instrument [Line Items]
Maximum borrowing capacity									252,300,000	250,600,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 600,000,000
Long-term debt gross									$ 183,909,000	312,017,000
Line of Credit | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Interest rate benchmark									0.00%
Line of Credit | Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread									1.00%
Line of Credit | Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread									2.75%
Line of Credit | Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread									0.00%
Line of Credit | Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread									1.75%
Line of Credit | Revolving Credit Facility | Total Produce
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 500,000,000
Proceeds from revolving credit facility		$ 500,000,000
Temporary deposit		$ 232,000,000
Repayment of revolving credit facility								$ 232,000,000
Revolving credit facility drawn amount								$ 268,000,000
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Revolving credit facility drawn amount									$ 15,000,000.0	17,000,000.0
Line of Credit | Bank overdrafts
Debt Instrument [Line Items]
Long-term debt gross									73,999,000	19,600,000
Current borrowing capacity									167,600,000	212,000,000.0
Long-term debt									74,000,000.0	19,600,000
Loans Payable
Debt Instrument [Line Items]
Principal amount									$ 23,100,000
Debt term									10 years
Loans Payable | LIBOR
Debt Instrument [Line Items]
Basis spread									2.39%
Loans Payable | Term Loan B
Debt Instrument [Line Items]
Maximum borrowing capacity												540,000,000
Periodic principal payment									$ 1,400,000
Loans Payable | Term Loan B | LIBOR
Debt Instrument [Line Items]
Interest rate benchmark									0.00%
Loans Payable | Term Loan B | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread									2.00%
Loans Payable | Term Loan B | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread									2.25%
Loans Payable | Term Loan B | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread									1.00%
Loans Payable | Term Loan B | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread									1.25%
Loans Payable | Term Loan A
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 300,000,000
Periodic principal payment									$ 1,900,000
Loans Payable | Term Loan A | LIBOR
Debt Instrument [Line Items]
Interest rate benchmark									0.00%
Loans Payable | Term Loan A | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread									1.00%
Loans Payable | Term Loan A | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread									2.75%
Loans Payable | Term Loan A | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread									0.00%
Loans Payable | Term Loan A | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread									1.75%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Long-term debt gross									$ 823,875,000	836,775,000
Loans Payable | First Vessel Facility
Debt Instrument [Line Items]
Long-term debt									48,600,000	57,800,000
Loans Payable | Second Vessel Facility
Debt Instrument [Line Items]
Long-term debt									40,900,000	46,400,000
Loans Payable | Secured Long-Term Asset Financing Arrangement Due June 2026
Debt Instrument [Line Items]
Long-term debt									11,500,000	14,400,000
Loans Payable | Secured Long-Term Asset Financing Arrangements Due July 2026 And July 2031
Debt Instrument [Line Items]
Long-term debt									$ 11,300,000	23,400,000
Number of financing arrangements | arrangement									2
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2026
Debt Instrument [Line Items]
Debt term									10 years
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2026 | Minimum
Debt Instrument [Line Items]
Floor rate									5.50%
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2026 | LIBOR
Debt Instrument [Line Items]
Basis spread									5.00%
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2031
Debt Instrument [Line Items]
Periodic principal payment							$ 10,100,000
Debt term									10 years
Interest payment							$ 400,000
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2031 | Forecast
Debt Instrument [Line Items]
Periodic principal payment						$ 3,100,000
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Long-term debt gross									$ 18,700,000	$ 20,000,000.0
Loans Payable | Total Produce | Term Loan B
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 940,000,000
Loans Payable | Legacy Dole | First Vessel Facility
Debt Instrument [Line Items]
Number of secured loans | loan					3
Principal amount					$ 111,000,000
Number of vessels | vessel					3
Maximum percentage of vessel contract cost borrowed					70.00%
Maximum amount of vessel contract cost borrowed					$ 37,000,000
Number of installments | installment					48
Loans Payable | Legacy Dole | First Vessel Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread					2.00%
Loans Payable | Legacy Dole | First Vessel Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread					3.25%
Loans Payable | Legacy Dole | Second Vessel Facility
Debt Instrument [Line Items]
Number of secured loans | agreement				2
Principal amount				$ 49,100,000
Number of vessels | vessel				2
Maximum percentage of vessel contract cost borrowed				60.00%
Maximum amount of vessel contract cost borrowed				$ 24,500,000
Number of installments | installment				18
Proceeds from debt	$ 24,500,000		$ 24,500,000
Loans Payable | Legacy Dole | Second Vessel Facility | LIBOR
Debt Instrument [Line Items]
Basis spread				3.25%